LEASES - Schedule of Maturity Analysis of Lease Receivables (Details) - USD ($) $ in Thousands	Sep. 30, 2025	Dec. 31, 2024
Leases [Abstract]
2025	$ 341
2025	1,268	$ 1,228
2026	645	1,134
2027	373	330
2028	337	21
Thereafter	80
Total lease receivable	$ 3,044	$ 2,732